RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Conversion of debt	$ 973,420	$ 2,564,364
Loans Payable - Related Party [Member]
Beginning Balance	1,293,472		$ 1,629,246	$ 1,026,264
Proceeds	456,085		6,377,156	725,563
Payments	(22,186)		(133,552)	(149,695)
Conversion of debt	0		6,000,000
Settlement of lawsuit	0		(600,000)	0
Foreign currency translations	(23,490)		20,623	27,114
Ending Balance	$ 1,703,881		$ 1,293,472	$ 1,629,246